Fair values of financial instruments - Credit risk (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Percentage of total trade receivables	46.00%	20.00%
Overall expected loss rate	0.80%	1.76%
Largest customer
Disclosure of major customers [line items]
Percentage of total trade receivables	69.00%	77.00%
Five largest customers
Disclosure of major customers [line items]
Number of largest customers	5